Presentation of Financial Statements and Significant Accounting Practices Adopted - Impact of Adoption of IFRS 15 (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Deferred income tax and social contribution -34%		R$ 76,488	R$ 371,084	R$ (49,755)
Adoption Of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Public sector customers	R$ (503)
Reversal of revenues	(1,948)
Deferred income tax and social contribution -34%	191
Net impact on shareholders' equity	R$ (2,260)